Events after the balance sheet date - Equity Offering and Merger (Narrative) (Details) SFr / shares in Units, $ / shares in Units, $ in Millions	Mar. 13, 2018 CHF (SFr) SFr / shares shares	Jan. 30, 2018 USD ($) shares	Feb. 21, 2017 USD ($)	Feb. 21, 2017 CHF (SFr) SFr / shares shares	Mar. 12, 2018 shares	Jan. 30, 2018 SFr / shares shares	Jan. 30, 2018 $ / shares shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Jul. 30, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2015 CHF (SFr) shares	May 20, 2015 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)								48,373,890		34,329,704
Nominal value (in CHF per share) | SFr / shares								SFr 0.40
Exercise price (in USD per share) | SFr / shares				SFr 1.2
Share capital | SFr								SFr 19,349,556		SFr 13,731,881
Common shares outstanding (in shares)								48,373,890		34,329,704	34,303,891
Intangible assets | SFr								SFr 1,629,100		SFr 1,482,520
The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)												5,275,000
Net proceeds after underwriting discounts			$ 9.1	SFr 9,100,000
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)								48,373,890		34,329,704
Nominal value (in CHF per share) | SFr / shares								SFr 0.40		SFr 0.40
Share capital | SFr								SFr 19,349,556		SFr 13,731,881
Common shares | The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				10,000,000
Nominal value (in CHF per share) | SFr / shares				SFr 0.40
Warrants | The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				10,000,000
Equity Offering | The Offering
Disclosure of classes of share capital [line items]
Net proceeds after underwriting discounts | $		$ 4.9
Equity Offering | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)					300,000
Equity Offering | Common shares | The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						12,499,999	12,499,999
Nominal value (in CHF per share) | SFr / shares						SFr 0.40
Equity Offering | Warrants
Disclosure of classes of share capital [line items]
Number of common shares exercisable through warrants, up to		749,999.9
Exercise price (in USD per share) | $ / shares							$ 5.00
Equity Offering | Warrants | The Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						7,499,999	7,499,999
Merger | Auris Medical NewCo Holding AG
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares	SFr 0.02
Share capital | SFr	SFr 122,347.76
Common shares outstanding (in shares)	6,117,388
Reverse stock split, conversion ratio, number of original shares held for 1 share in Auris NewCo	10
At cost
Disclosure of classes of share capital [line items]
Intangible assets | SFr								SFr 1,629,100		SFr 1,482,520	SFr 1,482,520
At cost | Intellectual property rights
Disclosure of classes of share capital [line items]
Intangible assets | SFr									SFr 146,580
At cost | Intellectual property rights | Unfavorable clinical study outcome
Disclosure of classes of share capital [line items]
Intangible assets | SFr	SFr 157,520